Investments Accounted for Using the Equity Method - Summary of Key Items Which Have Not Been Audited (Details) - Associates and joint ventures - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Sales (c) (d)	[1],[2]	€ 29	€ 59
Other Comprehensive Income, Related Party Disclosures		(1)
Comprehensive Income		23
Amounts payable, related party transactions		19,116
Current assets, Related Party Transactions		2,937
Assets, Related Party Transactions		19,116
Equity Attributable to Equity Holders, Related Party Transactions		5,754
Equity Attributable to Non Controlling Interest, Related Party Transactions		541
Equity, Related Party Transactions		6,295
Non Current Liabilities, Related Party Transactions		11,039
Current Liabilities, Related Party Transactions		1,782
Liabilities, Related Party Transactions		12,821
Non Current assets, Related Party Transactions		16,179
Net Income	[3]	24
Net Sales and Other Revenues	[3]	€ 887

[1]	(c) Figures for 2024 comparative periods have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	(d) For the six months ended June 30, 2025, these amounts include transactions between Sanofi and OPAL JV Co for the period from May 1, 2025 through June 30, 2025.
[3]	With effect from May 1, 2025, OPAL JV Co is accounted for using the equity method following the loss of control of Opella by Sanofi on April 30, 2025.